Related parties	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Disclosure of related party [text block]
11 RELATED PARTIES
The Company's commercial and financial transactions with the controlling shareholder and Companies owned by the controlling shareholder Suzano Holding S.A. ("Suzano Group") were carried out at specific prices and conditions, as well as the corporate governance practices adopted by the Company, and those recommended and/or required by the applicable legislation.
The transactions refers mainly to:
Assets: (i) accounts receivable from the sale of pulp, paper, tissue and other products; (ii) dividends receivable; (iii) reimbursement for expenses; and (iv) social services;
Liabilities: (i) loan agreements;(ii) reimbursement for expenses; (iii) social services; (iv) real estate consulting; and (v) dividends payable.
Amounts in the statements of income: (i) sale of pulp, paper, tissue and other products; (ii) loan charges and exchange variation; (iii) social services and (viii) real estate consulting.
For the six-month period ended June 30, 2024, there were no material changes in the terms of the agreements, deals and transactions entered into, nor were there any new contracts, agreements or transactions of any different nature entered into between the Company and its related parties.
11.1 Balances recognized in assets and liabilities and amounts of transactions during the period

	Assets		Liabilities		Financial result, net		Sales (purchases), net
	06/30/2024	12/31/2023	06/30/2024	12/31/2023	06/30/2024	06/30/2023	06/30/2024	06/30/2023
Transactions with majority shareholders
Suzano Holding S.A. (1)	6	24		(363,520)			22	22
Controller (1)				(193,883)
Management and related persons (1)				(31,748)
Alden Fundo de Investimento em Ações (1)				(30,428)
	6	24		(619,579)			22	22

Transactions with companies of the Suzano Group and other related parties
Management (expect compensation – Note 11.2)	91	61					290	(810)
Bexma Participações Ltda							3	4
Naman Capital Ltda	2						4	3
Civelec Participações Ltda	3,860	4,575			28			4,825
Fundação Arymax	2						3	1
Ibema Companhia Brasileira de Papel (2)	73,977	45,659	(5,802)	(1,023)			87,768	108,105
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	1	2	(8)				(2,837)	(3,959)
IPLF Holding S.A.							2	2
Mabex Representações e Participações Ltda.							(629)
Nemonorte Imóveis e Participações Ltda							(74)	(88)
Woodspin Oy	334				19		427
	78,267	50,297	(5,810)	(1,023)	47		84,957	108,083
	78,273	50,321	(5,810)	(620,602)	47		84,979	108,105

Assets
Trade accounts receivable (Note 7)	74,292	45,650
Other assets	3,981	4,671
Liabilities
Trade accounts payable (Note 17)			(5,810)	(1,023)
Dividends and interest on own capital payable				(619,579)
	78,273	50,321	(5,810)	(620,602)
(1)Refers to dividends and interest on own capital payable.
(2)Refers mainly to the sale of pulp.
11.2 Management compensation
Expenses related to the compensation of key management personnel, which include the Board of Directors, Fiscal Council and Board of Statutory Executive Officers, recognized in the statement of income for the period, are set out below:

	06/30/2024	06/30/2023
Short-term benefits
Salary or compensation	27,234	23,822
Direct and indirect benefits	1,209	1,194
Bonus	6,962	4,724
	35,405	29,740
Long-term benefits
Share-based compensation plan	29,261	12,407
	29,261	12,407
	64,666	42,147
Short-term benefits include fixed compensation (salaries and fees, vacation pay, mandatory bonus and “13th month’s salary” bonus), payroll charges (Company’s share of contributions to social security – “INSS”) and variable compensation such as profit sharing, bonuses and benefits (company car, health plan, meal voucher, market voucher, life insurance and private pension plan).
Long-term benefits include the stock option plan and phantom shares for executives and key members of Management, in accordance with the specific regulations disclosed in Note 22.